Net interest income	6 Months Ended
Jun. 30, 2022
Net interest income
Net interest income

Note 2. Net interest income

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2022	2022	2021	2022	2021	2021
Interest income
Loans to credit institutions	73	38	34	111	67	131
Loans to the public	1,082	984	919	2,066	1,839	3,782
Loans in the form of interest-bearing securities	207	196	189	403	384	776
Interest-bearing securities excluding loans in the form of interest-bearing securities	40	12	12	52	31	50
Derivatives	-475	-606	-529	-1,081	-1,087	-2,239
Administrative remuneration CIRR-system	58	56	48	114	93	198
Other assets	9	5	5	14	11	21
Total interest income[1]	994	685	678	1,679	1,338	2,719

Interest expenses
Interest expenses	-443	-148	-191	-591	-341	-724
Resolution fee	-19	-25	-19	-44	-44	-88
Risk tax	-27	-27	—	-54	—	—
Total interest expenses	-489	-200	-210	-689	-385	-812
Net interest income	505	485	468	990	953	1,907

1	Interest income calculated using the effective interest method amounted to Skr 2,366 million during January-June 2022 (2Q21: Skr 2,087 million).